Fair Value of Financial Assets and Liabilities - Roll Forward of the Fair values of Derivative Liabilities (Detail) - Level 3 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at December 31, 2015	$ 2,708,000	$ 3,384,000
Fair value at issuance		3,597,000
Change in fair value	(1,541,000)	(580,000)
Settlement	(944,000)	(3,693,000)
Balance at December 31, 2016	223,000	2,708,000
Contingent prepayment option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at December 31, 2015	902,000
Fair value at issuance		908,000
Change in fair value	42,000	(6,000)
Settlement	(944,000)
Balance at December 31, 2016		902,000
Tranche Rights [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at December 31, 2015		2,404,000
Fair value at issuance		909,000
Change in fair value		(600,000)
Settlement		(2,713,000)
Balance at December 31, 2016
Anti- dilution Rights [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at December 31, 2015	1,806,000	980,000
Fair value at issuance		1,780,000
Change in fair value	(1,583,000)	26,000
Settlement		(980,000)
Balance at December 31, 2016	$ 223,000	$ 1,806,000